Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	$ 1,434,435	$ 1,414,103
Delinquent loans	25,916	33,900
Net charge-offs	1,414	1,711
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	119,346	128,564
Delinquent loans	8,808	12,216
Net charge-offs	617	541
Real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	119,346	128,564
Delinquent loans	8,808	12,216
Net charge-offs	617	541
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,315,089	1,285,539
Delinquent loans	17,108	21,684
Net charge-offs	797	1,170
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,313,298	1,283,504
Delinquent loans	17,009	21,574
Net charge-offs	797	1,170
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1	1
Delinquent loans	0	0
Net charge-offs	0	0
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,790	2,034
Delinquent loans	99	110
Net charge-offs	$ 0	$ 0